Intangible Assets and Fixed Assets - Schedule of Intangible Assets and Fixed Assets (Details) - ILS (₪)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2025
Property, Plant and Equipment [Line Items]
Cost			₪ 152,169
Accumulated Depreciation and amortization			152,169
Depreciated and amortization Cost
Depreciated Cost		₪ 62,500
License [Member]
Property, Plant and Equipment [Line Items]
Cost	[1]		125,000
Accumulated Depreciation and amortization	[1]		125,000
Depreciated and amortization Cost	[1]
Depreciated Cost	[1]	62,500
Computers [Member]
Property, Plant and Equipment [Line Items]
Cost			27,169
Accumulated Depreciation and amortization			27,169
Depreciated and amortization Cost
Depreciated Cost

[1]	During August 2023, The Company, has signed an agreement to purchase from Yonatan Shachar, an Israeli citizen, 100% of the outstanding shares of S.Y. Calimero Entrepreneurship Ltd, an Israeli company that has a basic (limited) non-banking credit license allowing it to provide credit in Israel – for the total amount of NIS 125,000. The purchase was subject to a condition that the controlling shareholder of the Company, Menachem Shalom, would be granted a permit to control the purchased company. Such permit is needed to be granted by the Israeli Authority for Capital Markets, Insurance and Savings (“the condition”). NIS 40,000 were to be transferred upon the execution of the agreement and the rest were transferred to an escrow account and to be released to the Seller once the condition is satisfied. The condition was satisfied in April 2024, the purchase was completed and the shares were transferred.